Segment information and revenue analysis (Tables)	6 Months Ended
Jun. 30, 2022
Segment Information And Revenue Analysis
Schedule of Disaggregated information of revenues

	For the six months ended June 30, 2022	For the six months ended June 30, 2021

Standard cloud-based services	$1,243,483	$843,252
Business process outsourcing services	1,046,074	1,162,071
Business integration services	278,434	2,036,741
Other revenues	11,758	443,971
Total revenues	$2,579,749	$4,486,035